Noninterest Revenue (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Underwriting:
Equity	$ 1,589	$ 2,487	$ 1,477
Debt	3,172	2,739	2,094
Total underwriting	4,761	5,226	3,571
Advisory	1,429	1,861	1,955
Total investment banking fees	6,190	7,087	5,526
Principal transactions revenue [Abstract]
Trading revenue	9,404	9,870	(9,791)
Private equity gains/(losses)	1,490	(74)	(908)
Principal transactions	10,894	9,796	(10,699)
Asset management:
Investment management fees	5,632	4,997	5,562
All other asset management fees	496	356	432
Total asset management fees	6,128	5,353	5,994
Total administration fees	2,023	1,927	2,452
Commission and other fees:
Brokerage commissions	2,804	2,904	3,141
All other commissions and fees	2,544	2,356	2,356
Total commissions and fees	5,348	5,260	5,497
Total asset management, administration and commissions	$ 13,499	$ 12,540	$ 13,943